Note 27 - Group Entities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
Note
27
Group entities

The following subsidiaries are included in the Group's consolidated financial statements:

Registered
Parent company	office	Domicile
Opera Limited (1)	George Town	Cayman Islands

	Registered		Ownership interest
Group entities:	office	Domicile	and voting rights
Kunhoo Software LLC	George Town	Cayman Islands	100%
Kunhoo Software Limited	Hong Kong	Hong Kong	100%
Kunhoo Software S.a.r.l	Luxembourg	Luxembourg	100%
Kunhoo Software AS	Oslo	Norway	100%
Opera Software AS	Oslo	Norway	100%
Opera Software Holdings LLC	San Mateo	US	100%
Opera Software Americas LLC	San Mateo	US	100%
Opera Software Ireland Limited	Dublin	Ireland	100%
Hern Labs AB	Linköping	Sweden	100%
Opera Software International AS	Oslo	Norway	100%
Opera Software Netherlands BV	Amsterdam	Netherlands	100%
Opera Software India Private limited	Chandigarh	India	100%
Opera Software Poland sp. Z.o.o.	Wroclaw	Poland	100%
Opera Software Technology (Beijing) Co.,Ltd	Beijing	China	100%
Beijing Yuega Software Tech. Srvc. Co. Ltd. (2)	Beijing	China	100%
Opesa South Africa (Pty) Limited	Cape Town	South Africa	100%
O-Play Digital Services Ltd.	Lagos	Nigeria	100%
O-Play Kenya Limited	Nairobi	Kenya	80%
Phoneservice Technologies Co. Ltd.	Nairobi	Kenya	80%
O-Play Zambia Limited (3)	Lusaka	Zambia	100%
TenSpot Pesa Limited (3)	Hong Kong	Hong Kong	100%
LLC "Microcredit Company O-Pay" (3)	St. Petersburg	Russia	100%
Neofin Malelane (Pty) Ltd. (3)	Johannesburg	South Africa	100%
Opay Finance India (Pty) Ltd. (3)	Mumbai	India	100%
Blue Ridge Micro Finance Bank Ltd. (3)	Lagos	Nigeria	100%
Oplay Digital Serivces SA de CV (3)	Mexico City	Mexico	100%
PT Opay Finance Services (3)	Jakarta	Indonesia	100%
PT lnpesa Digital Teknologi (4)	Jakarta	Indonesia	100%
TenSpot Kenya Limited (3)	Nairobi	Kenya	100%
P C Financial Services Pvt Ltd. (3)	Delhi	India	100%

(1)
The Company was incorporated in the Cayman Islands as of
March 19, 2018,
with the purpose of being the issuer in our initial public offering of ADSs on Nasdaq following a corporate reorganization in
2018.
The reorganization resulted in the members of Kunhoo Software LLC, the Group’s parent company as of
December 31, 2017,
and at the time of the reorganization, exchanging their ownership interests for common shares and ownership in Opera Limited with substantially the same rights and proportionate ownership.

(2)	Variable Interest Entity (VIE) contractually controlled by the Group.

(3)	Entities were incorporated in 2018.

(4)	VIE established in February 2018, contractually controlled by the Group.

The Group’s ownership interest and voting rights in subsidiaries as of December 31, 2017 did not change in 2018. There were no material non-controlling interests in the Group’s subsidiaries.

Opera Software Iceland, edf. was dissolved in 2018. The Group held 100% of the shares and voting rights in the company.